Segment Information - Schedule of Statement of Operations (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
Segment Reconciliation [Abstract]
General and administrative	$ 14,087,675
Sales and marketing	469,530
Total other expense, net	$ 202,782,107